Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [Abstract]
Cash and due from banks	$ 11,032	$ 89,656
Interest-bearing deposits in banks	661,016	979,882
Total	672,048	1,069,538
Less:
Pledged deposits	53,241	61,812
Total cash and cash equivalents	$ 618,807	$ 1,007,726	$ 1,267,302	$ 741,305